EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 27,457	$ 40,620	$ 55,068
Net income	387	895	3,777
OCI	833	(932)	288
Total comprehensive income (loss)	1,220	(37)	4,065
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	9,368	22,449	32,410
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,153	3,739	7,457
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	14,936	14,432	15,201
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	12,761	9,770	9,670
Net income	(10)	27	286
OCI	79	(78)	1
Total comprehensive income (loss)	69	(51)	287
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,688	1,345	731
Net income	101	(79)	115
OCI	(3)	(2)	0
Total comprehensive income (loss)	98	(81)	115
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	6,618	6,037	6,249
Net income	(77)	(24)	100
OCI	89	(77)	6
Total comprehensive income (loss)	12	(101)	106
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,455	2,388	2,690
Net income	(34)	130	71
OCI	(7)	1	(5)
Total comprehensive income (loss)	$ (41)	$ 131	$ 66